S000010780 [Member] Expense Example, No Redemption - S000010780 [Member]	Apr. 30, 2025 USD ($)
C000029800 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 372
Expense Example, No Redemption, 3 Years	547
Expense Example, No Redemption, 5 Years	737
Expense Example, No Redemption, 10 Years	1,286
C000029803 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	49
Expense Example, No Redemption, 3 Years	176
Expense Example, No Redemption, 5 Years	314
Expense Example, No Redemption, 10 Years	716
C000122571 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	49
Expense Example, No Redemption, 3 Years	174
Expense Example, No Redemption, 5 Years	309
Expense Example, No Redemption, 10 Years	705
C000174633 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	44
Expense Example, No Redemption, 3 Years	158
Expense Example, No Redemption, 5 Years	282
Expense Example, No Redemption, 10 Years	644
C000255077 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	49
Expense Example, No Redemption, 3 Years	176
Expense Example, No Redemption, 5 Years	314
Expense Example, No Redemption, 10 Years	$ 716